Schedule of Customers Accounting for 10% or More of Net Revenue (Detail) (Revenue, Customer)	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2011 Customer A	Sep. 30, 2011 Customer A	Dec. 31, 2011 Customer A	Sep. 30, 2011 Customer B	Sep. 30, 2011 Customer B	Dec. 31, 2011 Customer B	Sep. 30, 2011 Customer C	Dec. 31, 2011 Customer C	Sep. 30, 2012 Customer D	Sep. 30, 2012 Customer D	Dec. 31, 2010 Customer D	Sep. 30, 2012 Customer E	Sep. 30, 2012 Customer E	Dec. 31, 2010 Customer E	Sep. 30, 2012 Customer F
Concentration Risk [Line Items]
Percentage of net revenue	68.00%	27.00%	27.80%	29.20%	26.80%	27.10%	26.30%	25.60%	80.30%	49.80%	48.80%	14.50%	18.00%	14.10%	10.50%